Short-Term Investments - Schedule of Fair Value Disclosure (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Fair Value Disclosure [Line Items]
Marketable securities	¥ 847,927,125	$ 117,957,699	¥ 435,659,383
Level 1 [Member]
Schedule of Fair Value Disclosure [Line Items]
Marketable securities	847,927,125		435,659,383
Level 2 [Member]
Schedule of Fair Value Disclosure [Line Items]
Marketable securities
Level 3 [Member]
Schedule of Fair Value Disclosure [Line Items]
Marketable securities